Restatement note Payroll Error Income Statement (Details) - Increase (decrease) due to corrections of prior period errors [member] - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Group Income Statement [Line Items]
Total cost of sales1	R (131)	R (176)
Gross profit1	(131)	(176)
Corporate, administration and other expenditure1	47	(299)
Other operating expenses1	57	(57)
Operating profit1	(27)	(532)
Profit before taxation1	(27)	(532)
Taxation1	27	141
Net profit for the year	R 0	R (391)
Basic earnings (loss) per share	R 0	R (63)
Diluted earnings (loss) per share	R 0	R (62)
Constructive obligations of payroll provisions and accruals
Group Income Statement [Line Items]
Total cost of sales1	R (6)	R 72
Gross profit1	6	(72)
Corporate, administration and other expenditure1	(47)	299
Other operating expenses1	(57)	57
Operating profit1	110	(428)
Profit before taxation1	110	(428)
Taxation1	30	23
Net profit for the year	R 140	R (405)
Basic earnings (loss) per share	R 23	R (65)
Diluted earnings (loss) per share	R 23	R (65)